Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets as of March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Operating lease right-of-use lease assets	$6,031,284	$3,979,727

Operating lease liabilities – current	$2,068,399	$1,523,222
Operating lease liabilities – non-current	4,003,366	2,488,823
Total operating lease liabilities	$6,071,765	$4,012,045

The components of finance lease expenses were as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Finance leases cost:
Amortization of right-of-use assets	$120,005	$351,626	$237,802
Interest on lease liabilities	58,671	80,738	72,678
Total finance leases cost	$178,676	$432,364	$310,480

Schedule of Lease Terms and Discount Rates for All of Operating Leases

Other supplemental information for all of operating leases as of March 31, 2025 and 2024 was as follows:

	March 31, 2025	March 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.00	4.25
Weighted average discount rate (1)	6.36%	4.77%
Gains on sales and leaseback transactions (2)	$-	$731,638

(1)	The Company used incremental borrowing rates ranging from 2.03% to 6.69% for its lease contracts in Japan; incremental borrowing rates ranging from 2.83% to 3.19% for its lease contracts in Hong Kong; and incremental borrowing rates of 5.25% and 8.50% for its lease contracts in Canada and the United States, respectively.

(2)	On December 14, 2023, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a third-party buyer (the “Buyer”). Pursuant to the agreement, the Company sold its head office in Japan including the building and land to the Buyer for a total consideration of ¥430.0 million. On February 28, 2024, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same building for its head office for two years from February 28, 2024 to February 27, 2026, with a monthly rental of ¥1.75 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the head office was transferred to the Buyer, and recognized a gain of $731,638 on disposal of the building and land on February 29, 2024.

The weighted average remaining lease terms and discount rates for all of finance leases as of March 31, 2025 and 2024 were as follows:

	March 31, 2025	March 31, 2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.96	2.67
Weighted average discount rate	8.07%	8.07%

Schedule of Cash Flow Information Related To Finance Leases

Supplemental cash flow information related to finance leases was as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$58,671	$80,738	$72,678

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases as of March 31, 2025 and 2024 was as follows:

	March 31, 2025	March 31, 2024
Finance leases cost:
Software	$499,591	$496,438
Equipment and furniture	1,024,140	1,082,560
Subtotal	1,523,731	1,578,998
Less: accumulated depreciation	(1,343,156)	(1,324,770)
Property and equipment, net	$180,575	$254,228

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2025:

	Operating Leases	Finance Leases
2026	$2,395,872	$156,629
2027	1,558,333	101,914
2028	1,255,566	20,331
2029	938,817	793
2030	365,302	-
Thereafter	454,304	-
Total lease payments	6,968,194	279,667
Less: imputed interest	(896,429)	(22,419)
Present value of lease liabilities	$6,071,765	$257,248